Capital Stock (Detail Textuals 1)		12 Months Ended
	Jul. 03, 2017 CAD ($) Share shares	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share shares	Dec. 31, 2017 USD ($) Share shares	Dec. 31, 2016 CAD ($) Share	Dec. 31, 2015 CAD ($) Share	Dec. 31, 2017 USD ($) Share shares	Dec. 01, 2016 Share
Disclosure of detailed information about business combination [line items]
Compensation expense related to stock options granted | $		$ 1,022,176	$ 490,769		$ 1,340,001
Gross proceeds from sale of options | $		$ 363,458	$ 519,999		$ 1,844,130
Number of share options expired without being exercised | Share		200,600	52,923	52,923	85,717
Number of stock options outstanding | Share		1,394,642	1,602,127		1,387,000	2,277,126	1,602,127
Apicore entity | Discontinued Operations
Disclosure of detailed information about business combination [line items]
Compensation expense related to stock options granted | $			$ 132,346			$ 60,240
Apicore
Disclosure of detailed information about business combination [line items]
Number of shares and options authorized | Share								497,500
Number of shares outstanding | shares	117,500
Non-controlling interests | $	$ 615,381
Apicore | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares and options authorized | Share								400,000
Number of share options expired without being exercised | Share	117,500
Apicore | Apicore entity | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares and options authorized | Share								897,500
Employees and former directors | Class E common shares
Disclosure of detailed information about business combination [line items]
Gross proceeds from sale of options | $				$ 48,375
Number of share acquired due to options exercised | shares			405,000	405,000
Total cost			$ 2,690,383				$ 1,974,772
Number of shares outstanding | shares			112,500				112,500
Employees and former directors | Apicore entity
Disclosure of detailed information about business combination [line items]
Gross proceeds from sale of options | $				$ 280,125
Employees and former directors | Apicore entity | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares issued under the plan | shares			292,500	292,500